Note 23 - Other liabilities - Plan Assets (Details) - Post-employment benefits - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Funded
Disclosure of defined benefit plans [line items]
At the beginning of the year		$ (134,052)
At the end of the year		$ (102,653)	$ (134,052)
Equity instruments		3.00%	18.00%
Debt instruments		60.00%	33.00%
Others	[1]	37.00%	49.00%
Fair value of funded post-employment benefits [member]
Disclosure of defined benefit plans [line items]
At the beginning of the year		$ (134,052)	$ (126,842)
Translation differences		7,047	(1,897)
Return on plan assets		(6,010)	(6,121)
Remeasurements		(302)	(4,225)
Increase due to business combinations	[2]		(3,903)
Contributions paid to the plan		(1,269)
Benefits paid		8,300	8,459
Other		23,633	477
At the end of the year		$ (102,653)	$ (134,052)

[1]	For the years 2024 and 2023, mainly include annuities purchased from an insurance company for the benefit of current and future retirees.
[2]	For the years 2024 and 2023, related to Mattr’s pipe coating business unit acquisition. For more information see note 34.